Loans - Changes in Allowance for Loan Losses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Financing Receivable Allowance For Credit Losses [Line Items]
Balance, beginning of year	$ 10,495	$ 12,521
Provision for loan losses	589	4,200
Loans charged off	(647)	(6,438)
Recoveries	166	212
Balance, end of period	$ 10,603	$ 10,495